U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                      FORM 24F-2
             Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                  Please print or type.



1.       Name and address of issuer: Prudential
         Diversified Funds, 100 Mulberry Street, Gateway
         Center Three, Newark, New Jersey 07102-4077.

2.       Name of each series or class of funds for which
         this Form is filed (If the Form is being filed
         for all series and classes of securities of the
         issuer, check the box but do not list series
         or classes):                            [X]

3.       Investment Company Act File Number:  811-08915.
         Securities Act File Number:  333-60561.

4(a). Last day of fiscal year for which this Form is filed: July 31, 1999.

 (b).    [ ] Check box if this Form is being
         filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
         Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

    (i)  Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                    $370,405,927

   (ii)  Aggregate price of securities
         redeemed or repurchased during
         the fiscal year (if applicable):     $ 86,486,873

  (iii)  Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending not earlier
         than October 11, 1995 that were not
         previously used to reduce registration
         fees payable to the Commission.      $          0

   (iv)  Total available redemption credits
         [add items 5(ii) and 5(iii)].        $ 86,486,873

    (v)  Net sales - If item 5(i) is greater
         than Item 5(iv) [subtract item 5(iv)
         from item 5(i)].                     $283,919,054

   (vi)  Redemption credits available for use
         in future years - If Item 5(i) is less
         than item 5(iv) [subtract item 5(iv)
         from item (5(i)].                    $          0

  (vii)  Multiplier for determining
         registration fee
         (See instruction C.9):               x    .000278

 (viii)  Registration fee due [multiply item
         5(v) by item 5(vii)] enter "0"
         if no fee is due.                   =$  78,929.50

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.       Interest due - if this Form is
         being filed more than 90 days after
         the end of the of the issuer's
         fiscal year (See Instruction D):    +$          0

8.       Total amount of the registration
         fee due plus any interest due [line
         5(viii) plus line 7]:               =$  78,929.50

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         October 29, 1999

         Method of Delivery:

             [X] Wire Transfer
             [ ] Mail or other means


                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title): /s/ David F. Connor
                              David F. Connor
                              Secretary

Date: October 29, 1999